Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,910,210)	$ (11,533,356)	$ (58,253,723)	$ (30,108,680)
Adjustments to reconcile comprehensive loss to net cash used in operating activities:
Stock-based compensation	1,125,209	3,058,741	3,420,664	4,508,474
Depreciation and amortization	3,027,644	2,887,244	3,938,860	1,501,826
Common stock issued in exchange for professional services				2,907,000
Paycheck Protection Program loan forgiveness				(108,532)
Provision for inventory obsolescence				305,399
Loss on disposal of fixed assets			25,960	3,712
Defined benefit plan obligation	(188,653)	(148,851)	(215,797)	(17,691)
Amortization on debt discount	612,712		46,270
Gain on debt extinguishment	1,523,867	(6,486,899)	(6,463,101)
Goodwill impairment	1,500,000		41,687,871	12,357,921
Lease impairment	79,287
Changes in assets and liabilities:
Accounts receivable, net	223,208	(396,617)	637,156	514,265
Inventories, net	660,208	(2,221,569)	(2,605,028)	(1,981,952)
Prepaid expenses and other assets	237,815	22,579	230,688	(218,493)
Accounts payable	264,123	(281,937)	(681,556)	552,741
Accrued expenses and other liabilities	(28,133)	(193,818)	(716,960)	(2,892,728)
Contract liabilities	(169,352)	(307,610)	(472,604)	393,521
COVID loan			(345,484)	(179,910)
Other	212,606	433,357	(340,886)
Net cash used in operating activities	(8,829,669)	(15,168,736)	(20,107,670)	(12,463,127)
CASH FLOW FROM INVESTING ACTIVITIES:
Payment on notes receivable				315,000
Acquisition of MicaSense, net of cash acquired			(3,645,911)	(14,568,897)
Acquisition of Measure, net of cash acquired				(14,916,850)
Acquisition of senseFly, net of cash acquired			(2,964,989)	(11,425,493)
Purchases of fixed assets	(95,004)	(250,379)	(313,769)	(525,312)
Payment of acquisition-related liabilities		(6,610,900)
Platform development costs	(297,596)	(635,568)	(817,029)	(1,097,808)
Internal use software costs	(171,516)	(565,894)	(618,061)	(278,264)
Net cash used in investing activities	(564,116)	(8,062,741)	(8,359,759)	(42,497,624)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sales of Common Stock, net of issuance costs	3,817,400	4,583,341	4,583,341	37,182,646
Sale of Common Stock from exercise of warrants				8,305,368
Sale of Preferred Stock, Series F Convertible, net of issuance costs	3,000,000	9,920,000	9,920,000
Promissory note			3,285,000
Exercise of stock options		74,350	74,350	122,970
Repayments on COVID loans	(87,052)	(173,313)
Net cash provided by financing activities	6,730,348	14,404,378	17,862,691	45,610,984
Effects of foreign exchange rates on cash flows	(86,257)	(460,980)	364,009
Net decrease in cash	(2,749,694)	(9,288,079)	(10,240,729)	(9,349,767)
Cash at beginning of year	4,349,837	14,590,566	14,590,566	23,940,333
Cash at end of year	1,600,143	5,302,487	4,349,837	14,590,566
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest cash paid			7,590
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of Preferred Stock, Series F Convertible to Common Stock	7,305	5,950	6,805
Issuance of restricted Common Stock	388	316	483
Dividends on Series F Preferred Stock	170,277	94,694	172,596
Deemed dividend on Series F Preferred stock	4,910,894		2,245,377
Stock consideration for the senseFly Acquisition		3,000,000	3,000,000
Settlement of Common Stock from contingent liability related to Measure		$ 2,812,500	2,812,500
Acquisition liability related to the MicaSense Acquisition				5,000,000
Stock consideration for the MicaSense Acquisition				3,000,000
Acquisition liability related to the Measure Acquisition				5,625,000
Stock consideration for the Measure Acquisition				$ 24,375,000